U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name and address of issuer:  Prudential
          Special Money Market Fund, Inc., Gateway
          Center Three, 100 Mulberry Street, Newark,
          New Jersey 07102-4077.

     2. Name of each series or class of funds for which this notice is filed: The Fund offers one class of shares, the Money Market Series.

     3.   Investment Company Act File Number:  811-
          5951.
          Securities Act File Number:  33-31603.

     4. Last day of fiscal year for which this notice is filed: June 30, 1997.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [
]

     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 120,036,576
          /$120,036,576

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
          56,930,990/$56,930,990

     9. Number and aggregate sale price of securities sold during the fiscal year: 2,738,099,836
          /$2,738,099,836

    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
          2,738,099,836 /$2,738,099,836
    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): 11,896,218
          /$11,896,218

    12.   Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year in
               reliance on rule 24f-2 (from item 10):
2,738,099,836
        (ii)  Aggregate price of shares issued in
              connection with dividend reinvestment
              plans (from item 11, if applicable):
+ 11,898,218
       (iii)  Aggregate price of shares redeemed or
              repurchased during the fiscal year
              (if applicable):
- 2,810,294,653
        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied
              as a reduction to filing fees
              pursuant to rule 24e-2
              (if applicable):
+

         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance of rule 24f-2
              [line (i), plus line (ii), less
              line (iii), plus line (iv)]
              (if applicable):
(60,296,599)
        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
              (see instruction C.6):
x       1/3300

       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:
0


Instructions:  Issuers should complete lines (ii),
               (iii), (iv) and (v) only if the form is
               being filed within 60 days after the
               close of the issuer's fiscal year.  See
               Instruction C.3.

    13.   Check box if fees are being remitted to the
          Commission's lockbox depository as described
          in section 3a of the Commission's Rules of
          Informal and Other Procedures (17 CFR
          202.3a).
                                              [ ]
          Date of mailing or wire transfer of filing
fees to the             Commission's lockbox
depository:


                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                              /s/ S. Jane Rose
                              By (S. Jane Rose,
Secretary)

     Date:  August 21, 1997















              PRUDENTIAL SPECIAL MONEY MARKET FUND




           PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
                Gateway Center Three, 9th Floor
                       100 Mulberry Street
                  Newark, New Jersey 07102-4077



                                                  August 21,
1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

          Re:   Prudential  Special  Money  Market
Fund
               File Nos. 33-31603 and 811-5951

Ladies and Gentlemen:

     On  behalf of Prudential Special Money Market
Fund,   Inc.  enclosed  for  filing,   under   the
Investment Company Act of 1940, are:

     (1)  the Form 24F-2 for the Fund; and

     (2)  an opinion of counsel to the Fund.

     These     documents    are    being     filed
electronically via the EDGAR System.

     If you have any questions relating to the foregoing, please call the undersigned at (201)367-
7530.

                                   Sincerely,


                                   /s/   S.   Jane
Rose
                                   S. Jane Rose
                                   Secretary



Enclosures








            From Sullivan &
Cromwell




SULLIVAN & CROMWELL

NEW YORK TELEPHONE: (212) 558-4000
TELEX: 62694 (INTERNATIONAL) 127816
(DOMESTIC)                       125 BROAD
STREET, NEW YORK 10004-2498
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__________
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375 PARK AVENUE, NEW YORK 10152
         (212) 558-1139 (250 Park Avenue)
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20006-5805

444 SOUTH FLOWER STREET, LOS ANGELES 90071-
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8, PLACE VENDOME, 75001 PARIS

ST. OLAVE'S HOUSE, 9a IRONMONGER LANE, LONDON
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2-1, MARUNOUCHI I-CHOME, CHIYODA-KU, TOKYO
100

NINE QUEEN'S ROAD, CENTRAL, HONG KONG
[/TABLE]














August 21, 1997



Prudential Special Money Market Fund, Inc.,
   Gateway Center Three,
      100 Mulberry Street,
         Newark, New Jersey 07102-4077.

Dear Sirs:

         You have requested our opinion in
connection with the notice which you
propose to file pursuant to Rule 24f-2 under the Investment Company Act of 1940 with respect to 2,738,099,836 shares of your Common Stock, $.001 par value (the
"Shares").

         As your counsel, we are familiar
with your organization and corporate
status and the validity of your Common Stock.

         We advise you that, in our opinion,
the Shares are legally and validly
issued, fully paid and nonassessable.

         The foregoing opinion is limited to
the Federal laws of the United
States and the General Corporation Laws of the State of Maryland, and we are expressing no opinion as to the effect of the laws of any other jurisdiction.

Prudential Special Money Market Fund, Inc.
-2-


         We have relied as to certain matters
on information obtained from
public officials, your officers and other sources believed by us to be responsible.

         We consent to the filing of this
opinion with the Securities and
Exchange Commission in connection with the notice referred to above. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under
Section 7 of the Securities Act of 1933.


Very truly yours,



SULLIVAN & CROMWELL